SCHEDULE OF AMOUNT OWING BY RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Directors Fees	$ 32	$ 28	$ 31
Consulting Fees / Salaries	1,656	1,308	1,095
Share based awards	263	224	70
Total	1,951	1,560	1,196
Amounts owing by (to) as of related parties	(142)	(12)	126
CEO and Company Controlled By CEO [Member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries	1,235	1,224	1,001
Share based awards
Total	1,235	1,224	1,001
Amounts owing by (to) as of related parties	(103)	(12)	126
CFO [Member]
IfrsStatementLineItems [Line Items]
Directors Fees
Consulting Fees / Salaries	96	84	94
Share based awards		160	59
Total	96	244	153
Amounts owing by (to) as of related parties	(9)
Directors [member]
IfrsStatementLineItems [Line Items]
Directors Fees	32	28	31
Consulting Fees / Salaries	325
Share based awards	263	64	11
Total	620	92	42
Amounts owing by (to) as of related parties	$ (30)